Annual Total Returns- DWS Core Equity VIP (Class B) [BarChart] - Class B - DWS Core Equity VIP - Class B	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.40%)	15.41%	37.10%	11.52%	4.91%	10.25%	20.68%	(6.02%)	29.92%	15.67%